General and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions			6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2015
Business And Basis Of Presentation [Line Items]
Date of incorporation			Nov. 26, 2010
Assets [Member] | Liabilities [Member]
Business And Basis Of Presentation [Line Items]
Reduction in value of total assets and total liabilities which would have been brought by adoption of the guidance	$ 9.1	$ 11.6